Investment Property (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Direct operating expense from investment property	$ 106,958	$ 119,708	$ 76,843
Percentage gain loss between market and book value of investment properties	100.00%
Investment property fair value percentage	100.00%
Investment property	$ 11,105,298	12,666,980	8,121,156
At fair value [member]
IfrsStatementLineItems [Line Items]
Investment property	23,252,817
Country Of A R [Member]
IfrsStatementLineItems [Line Items]
Rental income from investment property	$ 333,237	$ 220,359	$ 110,554